Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 — FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Investment in subsidiaries, VIE and VIE’s subsidiaries, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Balance Sheets

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	34,314,420	324,303	45,677
Due from a related party	1,044,993	1,003,476	141,337
Total current assets	35,359,413	1,327,779	187,014

Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries	220,666,567	—	—
Amounts due from subsidiaries, VIE and VIE’s subsidiaries	114,574,974	85,581,297	12,053,874
Total non-current assets	315,241,541	85,581,297	12,053,874
Total assets	350,600,954	86,909,076	12,240,888

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Investment deficits in subsidiaries, VIE and VIE’s subsidiaries	—	109,361,012	15,403,176
Accrued expenses and other liabilities	487,302	1,053,376	148,365
Total current liabilities	487,302	110,414,388	15,551,541
Total liabilities	487,302	110,414,388	15,551,541

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	US$
Shareholders’ equity (deficit):
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 121,110,000 and 121,110,000 issued and outstanding as of December 31, 2022 and 2023)	77,746	77,747	12,111
Additional paid-in capital	242,093,942	238,567,906	33,600,426
Statutory reserves	23,599,304	23,557,710	3,318,034
Retained earnings (accumulated deficit)	81,822,030	(291,805,140)	(41,099,902)
Accumulated other comprehensive income	2,520,630	6,096,465	858,678
Total shareholders’ equity (deficit)	350,113,652	(23,505,312)	(3,310,653)
Total liabilities and shareholders’ equity (deficit)	350,600,954	86,909,076	12,240,888

Statements of Comprehensive Operations

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(3,515,595)	5,677,577	(8,549,401)	(1,204,158)
Impairment of long-term prepayments	—	—	(54,923,757)	(7,735,849)
Share of income (loss) of subsidiaries, VIEs and VIEs’ subsidiaries	51,773,864	(204,839,384)	(310,027,579)	(43,666,470)
Net income (loss)	48,258,269	(199,161,807)	(373,500,737)	(52,606,461)
Net income (loss) attributable to ordinary shareholders	48,258,269	(199,161,807)	(373,500,737)	(52,606,461)
Other comprehensive income
Foreign currency translation adjustments	211,494	2,120,397	3,575,835	503,646
Total other comprehensive income	211,494	2,120,397	3,575,835	503,646
Comprehensive income (loss)	48,469,763	(197,041,410)	(369,924,902)	(52,102,815)

Statements of Cash Flows

	For the Years Ended December 31,
	2021	2022	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(40,186)	(3,460,086)	(8,682,450)	(1,222,898)
Net cash used in investing activities	—	(109,865,693)	(21,898,393)	(3,084,324)
Net cash provided by (used in) financing activities	6,353,868	140,000,402	(7,797,900)	(1,098,311)
Effect of exchange rate changes on cash and cash equivalents	(62,295)	1,290,142	4,388,627	618,125
Net increase (decrease) in cash and cash equivalents	6,251,387	27,964,765	(33,990,117)	(4,787,408)
Cash and cash equivalents at the beginning of the year	98,268	6,349,655	34,314,420	4,388,085
Cash and cash equivalents at the end of the year	6,349,655	34,314,420	324,303	45,677